SCHEDULE OF TOTAL LEASE COST (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Equity [Abstract]
Operating lease expense	$ 144,488	$ 135,850
Depreciation of capitalized finance lease assets	14,564
Interest expense on finance lease liabilities	12,002
Finance lease expense	$ 171,054	$ 135,850